Financial Instruments	9 Months Ended
Jun. 30, 2025
Financial Instruments
Financial Instruments
16.	Financial Instruments

Derivative Liabilities

Warrants as derivative liability is fair valued using Black Scholes Model ("BSM"). Using this approach, the assumptions used in determining fair value of the warrants as at June 30, 2025 are : Risk-free interest rate (based on U.S. government bond yields) of 2.62% (September 30, 2024 : 2.94%), expected volatility of the market price of our shares (based on historical volatility of our share price) of 53.46%, (September 30, 2024 : 52.72%) and the expected warrant life (in years) of 0.36 (September 30, 2024 : 1.10).

Fair Value

IFRS 13 “Fair Value Measurement” provides guidance about fair value measurements. Fair value is defined as the exchange price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value are required to maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy is based on three levels of inputs. The first two levels are considered observable and the last unobservable. These levels are used to measure fair values as follows:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities, either directly or indirectly.

•	Level 2 – Inputs, other than Level 1 inputs that are observable for assets and liabilities, either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following table shows the levels within the hierarchy of financial assets and liabilities measured at fair value on a recurring basis at June 30, 2025 and September 30, 2024. There were no transfers between Level 1 and Level 2 during the nine-month periods to June 30, 2025. There were no changes in the Company’s valuation process for derivative liabilities (warrants):

As at June 30, 2025:

	Fair Value	Level 1	Level 2	Level 3
Warrants	251	-	251	-

As at September 30, 2024:

	Fair Value	Level 1	Level 2	Level 3
Warrants	155	-	155	-

Risk Management

The Company may be exposed to risks of varying degrees of significance which could affect its ability to achieve its strategic objectives. The main objectives of the Company’s risk management processes are to ensure that the risks are properly identified and that the capital base is adequate in relation to those risks. The principal risks to which the Company is exposed are described below. There have been no changes in risk exposure since the prior year unless otherwise noted.

Capital risk

The Company manages its capital to ensure that there are adequate capital resources for the Company to maintain and develop its products. The capital structure of the Company consists of shareholders’ equity and depends on the underlying profitability of the Company’s operations.

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to support the development, manufacture and marketing of its products. The Board of Directors does not establish quantitative return on capital criteria for management but rather relies on the expertise of the Company’s management to sustain future development of the business.

The Company's capital management objectives are:

•	to ensure the Company's ability to continue as a going concern.

•	to provide an adequate return to shareholders by pricing products and services commensurately with the level of risk.

The Company monitors capital based on the carrying amount of equity plus its short-term debt comprised of the promissory notes, less cash and cash equivalents as presented in the unaudited condensed interim consolidated statements of financial position.

The Company sets the amount of capital in proportion to its overall financing structure, comprised of equity and long-term debt. The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company issues new shares or increases its long-term debt.

Credit risk and Concentration risk

Credit risk is the risk that the counterparty fails to discharge an obligation to the Company. The Company is exposed to this risk due to its cash and cash equivalents, trade and other receivables.

The Company manages its credit risk related to trade and other receivables by establishing procedures to establish credit limits and approval policies. The balance in trade and other receivables is primarily attributable to trade accounts receivables. In the opinion of management, the credit risk is moderate and minimum credit losses are expected. Management is taking appropriate action to mitigate this risk by adjusting credit terms.

The Company is exposed to credit risk in the event of default by its customers. Accounts receivables are recorded at the invoiced amount, do not bear interest, and do not require collateral. For the three and nine month periods ended June 30, 2025, one customer accounted for $6,746 and $22,616 or 39% and 52% of revenue (three and nine month periods ended June 30, 2024: $5,720 and $23,420 or 56% and 71%). As of June 30, 2025, one customer accounted for 31% of accounts receivable (September 30, 2024: 71%). Refer note 5 for expected credit loss provision.

Liquidity risk

Liquidity risk is the risk that the Company may not have cash available to satisfy its financial obligations as they come due. The majority of the Company's financial liabilities recorded in accounts payable, accrued and other current liabilities and provisions are due within 90 days. The Company manages liquidity risk by maintaining a portfolio of liquid funds and having access to a revolving credit facility. The Company believes that cash flow from operating activities, together with cash on hand, cash from its trade and other receivables, and borrowings available under the revolving facility are sufficient to fund its currently anticipated financial obligations and will remain available in the current environment.

The following are the undiscounted contractual maturities of significant financial liabilities and the total contractual obligations of the Company as at June 30, 2025:

	2025	2026	2027	2028	2029 & beyond	Total
Trade and other payables	9,830	-	-	-	-	9,830
Lease liability	184	574	532	548	706	2544
Working capital facility	-	-	-	18,834	-	18,834
Other payable	167	187	220	258	758	1,590
	10,181	761	752	19,640	1,464	32,798

The following are the undiscounted contractual maturities of significant financial liabilities and the total contractual obligations of the Company as at September 30, 2024:

	2025	2026	2027	2028	2029 & beyond	Total
Trade and other payables	9,473	-	-	-	-	9,473
Lease liability	760	598	555	571	588	3,072
Short term loans	1,630	-	-	-	-	1,630
Promissory notes	519	-	-	-	-	519
Working capital facility	16,283	-	-	-	-	16,283
Other payable	211	188	208	218	610	1,435
	28,876	786	763	789	1,198	32,412

Market risk

Market risk incorporates a range of risks. Movement in risk factors, such as market price risk and currency risk, affect the fair value of financial assets and liabilities. The Company is exposed to these risks as the ability of the Company to develop or market its products and the future profitability of the Company is related to the market price of its primary competitors for similar products.

Interest rate risk

The Company has variable interest debt. Changes in interest rates will affect future interest expense and cash flows. The Company does not enter into derivative instruments to reduce this exposure.

Foreign currency risk

The Company is exposed to foreign currency risk. The Company’s functional currency is the United States dollar (Electrovaya Inc.'s functional currency is CAD) and the financial statements are presented in United States dollars. Changes in the relative values of these currencies will give rise to changes in other comprehensive income.

Purchases are transacted in Canadian dollars, United States dollars and Euro. Management believes the foreign exchange risk derived from any currency conversions may have a material effect on the results of its operations. The financial instruments impacted by a change in exchange rates include our exposures to the above financial assets or liabilities denominated in nonfunctional currencies. Cash held by the Company in US dollars at June 30, 2025 was $548 (September 30, 2024: $159).

If the US dollar to Canadian foreign exchange rate changed by 2% this would change the recorded net gain (loss) by $310 (June 30, 2024: $1).